SIGNIFICANT ACCOUNTING POLICIES (Redeemable Non-Controlling Interest) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning of the year	$ 7,869		$ 7,701
Assuming the non controlling interest due to acquisition	0		0		$ 7,269
Net income (loss) attributable to non-controlling interest	688		(1,077)		404
Adjustment to Call option value	198	[1]	1,399	[1]	0
Foreign currency translation adjustments	(852)		(154)		28
Redeemable non-controlling interest-end of the year	$ 7,903		$ 7,869		$ 7,701

[1]	See also Note 1b.